Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes	Significant components of the provision for income taxes are as follows:
	For the six months ended June 30,
	2023	2022

Current	$2,795	$745
Deferred	(77,651)	(318,048)
Total income tax benefit	$(74,856)	$(317,303)

Schedule of effective tax rate	The following table reconciles China statutory rates to the Company’s effective tax rate:
	For the six months ended June 30,
	2023	2022

PRC statutory rates	25.0%	25.0%
Preferential tax rates	(0.4)%	(5.4)%
R&D credits	0.3%	2.5%
Change in valuation allowance and others	(24.8)%	(18.5)%
Effective tax rate	0.1%	3.6%

Schedule of deferred tax assets	The significant components of the deferred tax assets are as follows:
	June 30, 2023	December 31, 2022

Deferred tax assets:
Provision for doubtful accounts	$1,273,869	$1,260,557
Depreciation and amortization	168,410	162,980
Net operating loss carryforward	1,604,645	1,388,155
Valuation allowance	(2,039,967)	(1,831,039)
Total deferred tax assets	$1,006,957	$980,653

Schedule of taxes payable	Taxes payable consists of the following:
	June 30, 2023	December 31, 2022

Income taxes payable	$2,780	$-
VAT and other tax payable	123,883	110,843
Total	$126,663	$110,843